1933 Act File No. 33-44737
                                                 1940 Act File No. 811-6511

                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             X

    Pre-Effective Amendment No.

    Post-Effective Amendment No.   38                               X

                                  and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     X

    Amendment No.   39                                              X

                    REGIONS MORGAN KEEGAN SELECT FUNDS
            (Exact Name of Registrant as Specified in Charter)

                           5800 Corporate Drive
                    Pittsburgh, Pennsylvania 15237-7010
                 (Address of Principal Executive Offices)

                              (412) 288-1900
                      (Registrant's Telephone Number)

                        John W. McGonigle, Esquire
                         Federated Investors Tower
                            1001 Liberty Avenue
                    Pittsburgh, Pennsylvania 15222-3779
                  (Name and Address of Agent for Service)
             (notices should be sent to the Agent for Service)

It is proposed that this filing will become effective:

___ immediately upon filing pursuant to paragraph (b)
_X_ on June 4, 2004 pursuant to paragraph (b)
___ 60 days after filing pursuant to paragraph (a) (i)
___ on ________________ pursuant to paragraph (a) (i)
_   75 days after filing pursuant to paragraph (a)(ii)
__  on ________________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

_ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                              Copies To:

Arthur J. Brown, Esquire
Kirkpatrick & Lockhart LLP
1800 Massachusetts Avenue, NW
Washington, D.C.  20036-1800









PART C.    OTHER INFORMATION.

Item 23.    Exhibits
            (a)   (i)         Conformed copy of Restatement and
                              Amendment No. 9 to the Declaration
                              of Trust of the Registrant; (17)
                  (ii)        Conformed copy of Amendment No. 10
                              to the Amended and Restated
                              Declaration of Trust of the
                              Registrant; (19)
                  (iii)       Conformed copy of Amendment No. 11
                              to the Amended and Restated
                              Declaration of Trust of the
                              Registrant; (19)
                  (iv)        Conformed copy of Amendment No. 12
                              to the Amended and Restated
                              Declaration of Trust of the
                              Registrant; (19)
                  (v)         Conformed copy of Amendment No. 13
                              to the Amended and Restated
                              Declaration of Trust of the
                              Registrant; (23)
            (b)   (i)         Copy of By-Laws of the Registrant; (1)
                  (ii)        Copy of Amendment Nos. 1 through 4 to
                              the By-Laws of the Registrant; (13)
                  (iii)       Copy of Amendment No. 5 to the
                              By-Laws of the Registrant; (22)
            (c)               Copy of Specimen Certificate for
                              Shares of Beneficial Interest of
                              the Registrant; (4)
            (d)   (i)         Conformed copy of Investment Advisory
                              Agreement of the Registrant; (24)
            (e)   (i)         Conformed copy of Distributor's
                              Contract of the Registrant,
                              including conformed copies of
                              Exhibits A, B, and C; (7)
                  (ii)        Conformed Copy of Exhibit D to the
                              Distributor's Contract of the
                              Registrant; (11)
                  (iii)       Conformed copies of Exhibits E and
                              F to the Distributor's Contract of
                              the Registrant; (13)
                  (iv)        Conformed copy of Exhibit G to the
                              Distributor's Contract of the
                              Registrant; (15)
                  (v)         Conformed copy of Exhibit H to the
                              Distributor's Contract of the
                              Registrant; (17)
                  (vi)        Conformed copies of Exhibits I and
                              J to the Distributor's Contract of
                              the Registrant; (19)
                  (vii)       Conformed copy of Exhibit K to the
                              Distributor's Contract of the
                              Registrant; (23)
                  (viii)      Conformed copy of Exhibit L to the
                              Distributor's Contract of the
                              Registrant; (23)
                  (ix)        Conformed copy of Exhibit M to the
                              Distributor's Contract of the
                              Registrant; (23)
                  (x)         Conformed copy of Amendment to
                              Distributor's Contract of the
                              Registrant; (19)

                  (xi)        Conformed copy of Mutual Funds Sales
                              and Service Agreement among Federated
                              Securities Corp., Federated
                              Shareholder Services and Regions
                              Morgan Keegan Select Funds; (23)
            (f)               Not applicable;
            (g)   (i)         Conformed copy of Custodian
                              Contract of the Registrant; (4)
                  (ii)        Conformed copy of Amendment to the
                              Custodian Contract of the
                              Registrant between Regions Funds
                              and Regions Bank; (18)
                  (iii)       Conformed copy of Amendment to the
                              Custodian Contract of the
                              Registrant; (23)
            (h)   (i)         Conformed copy of Agreement for
                              Administrative Services and
                              Transfer Agency Services; (19)
                  (ii)        Copy of Amendment No. 1 to the
                              Agreement for Administrative
                              Services and Transfer Agency
                              Services; (20)
                  (iii)       Copy of Amendment No. 2 to the
                              Agreement for Administrative
                              Services and Transfer Agency
                              Services; (23)
                  (iv)        Conformed copy of Shareholder
                              Services Agreement; (13)
                  (v)         Conformed copy of Amendment No. 1
                              to Exhibit A to the Shareholder
                              Services Agreement; (23)
                  (vi)        Conformed Copy of Transfer Agency
                              and Services Agreement; (22)
                  (vii)       Conformed Copy of Amendment No. 1 to
                              the Transfer Agency and Services
                              Agreement; (24)
                  (viii)      Conformed copy of Sub-Administration
                              Services Agreement, dated December 1,
                              2001, between the Registrant and
                              Regions Bank; (23)
                  (ix)        Conformed Copy of Financial
                              Administration and Accounting Services
                              Agreement dated December 1, 2001,
                              between the Registrant and State
                              Street Bank and Trust Company; (23)
            (i)               Conformed copy of Opinion and
                              Consent of Counsel as to legality
                              of shares being registered; (11)
            (j)               Conformed Copy of Independent
                              Auditors Consent; (25)
            (k)               Not applicable;
            (l)               Conformed copy of Initial Capital
                              Understanding; (5)
            (m)   (i)         Conformed copy of Distribution Plan
                              of the Registrant, through and
                              including conformed copies of
                              Exhibits A and B; (7)
                  (ii)        Conformed Copy of Exhibit C to the
                              Distribution Plan of the Registrant; (11)
                  (iii)       Conformed copy of Exhibit D to the
                              Distribution Plan of the Registrant; (15)
                  (iv)        Conformed copy of Exhibit E to the
                              Distribution Plan of the Registrant; (19)
                  (v)         Conformed copy of Exhibit F to the
                              Distribution Plan of the Registrant; (23)
                  (vi)        Conformed copy of Exhibit G to the
                              Distribution Plan of the Registrant; (23)
            (n)               Conformed copy of Restated Multiple
                              Class Plan of the Registrant; (23)
            (o)   (i)         Conformed copy of Power of Attorney
                              of the Registrant; (17)
                  (ii)        Conformed copies of Power of
                              Attorney of the Chairman, President
                              and Chief Executive Officer,
                              Treasurer and Trustees of the
                              Registrant; (23)
                  (iii)       Conformed copy of Power of Attorney
                              of a Trustee of the Registrant; (24)
            (p)               Copy of Code of Ethics; (23)


+     All exhibits are being filed electronically.
1. Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed December 23, 1991 (File Nos. 33-44737 and 811-6511).
4. Response is incorporated by reference to Post-Effective Amendment No. 5 on Form N-1A filed January 24, 1994 (File Nos. 33-44737 and 811-6511).
5. Response is incorporated by reference to Post-Effective Amendment No. 6 on Form N-1A filed June 29, 1994 (File Nos. 33-44737 and 811-6511).
7. Response is incorporated by reference to Post-Effective Amendment No.7 on Form N-1A filed October 7, 1994 (File Nos. 33-44737 and 811-6511).
11. Response is incorporated by reference to Post-Effective Amendment No. 11 on Form N-1A filed January 22, 1997 (File Nos. 33-44737 and 811-6511).
13. Response is incorporated by reference to Post-Effective Amendment No. 13 on Form N-1A filed September 18, 1998 (File Nos. 33-44737 and 811-6511).
15. Response is incorporated by reference to Post-Effective Amendment No. 16 on Form N-1A filed January 29, 1999 (File Nos. 33-44737 and 811-6511).
17. Response is incorporated by reference to Post-Effective Amendment No. 22 on Form N-1A filed January 30, 2001 (File Nos. 33-44737 and 811-6511).
18. Response is incorporated by reference to Post-Effective Amendment No. 27 on Form N-1A filed September 21, 2001 (File Nos. 33-44737 and 811-6511).
19. Response is incorporated by reference to Post-Effective Amendment No. 28 on Form N-1A filed January 29, 2002 (File Nos. 33-44737 and 811-6511).
20. Response is incorporated by reference to Post-Effective Amendment No. 29 on form N-1A filed October 10, 2002 (File Nos. 33-44737 and 811-6511).
22. Response is incorporated by reference to Post-Effective Amendment No. 31 on form N-1A filed January 31, 2003 (File Nos. 33-44737 and 811-6511).
23. Response is incorporated by reference to Post-Effective Amendment No. 32 on form N-1A filed November 14, 2003 (File Nos. 33-44737 and 811-6511).
24. Response is incorporated by reference to Post-Effective Amendment No. 35 on form N-1A filed January 30, 2004 (File Nos. 33-44737 and 811-6511).
25 Response is incorporated by reference to Post-Effective Amendment No. 37 on form N-1A filed April 23, 2004 (File Nos. 33-44737 and 811-6511).

Item 24.    Persons Controlled by or Under Common Control with
            Registrant:

            None

Item 25.    Indemnification: (1)


Item 26.    Business and Other Connections of Investment Adviser:

            For a description of the other business of the investment adviser, see the section entitled "Who Manages the Fund?" in Part A. The affiliations with the Registrant of four of the Trustees and one of the Officers of the investment adviser are included in Part B of this Registration Statement under "Who Manages and Provides Services to the Fund?" The remaining Trustees of the investment adviser and, in parentheses, their principal occupations are:
            Thomas R. Donahue, (Chief Financial Officer, Federated Investors, Inc.), 1001 Liberty Avenue, Pittsburgh, PA, 15222-3779 and Mark D. Olson (a principal of the firm, Mark
            D. Olson & Company, L.L.C. and Partner, Wilson, Halbrook & Bayard, P.A.), 800 Delaware Avenue, P.O. Box 2305, Wilmington, DE 19899-2305.

The remaining Officers of the investment adviser are:

Vice Chairman:                                  J. Thomas Madden

President/ Chief Executive Officer
and Trustee:                                    Keith M. Schappert

Executive Vice Presidents:                      Stephen F. Auth
                                                William D. Dawson, III

Senior Vice Presidents:                         Joseph M. Balestrino
                                                David A. Briggs
                                                Jonathan C. Conley
                                                Christopher F. Corapi
                                                Deborah A. Cunningham
                                                Linda A. Duessel
                                                Mark E. Durbiano
                                                James E. Grefenstette
                                                Robert M. Kowit
                                                Jeffrey A. Kozemchak
                                                Susan M. Nason
                                                Mary Jo Ochson
                                                Robert J. Ostrowski
                                                Frank Semack
                                                Richard Tito
                                                Peter Vutz

Vice Presidents:                                Todd A. Abraham
                                                J. Scott Albrecht
                                                Randall S. Bauer
                                                Nancy J.Belz
                                                G. Andrew Bonnewell
                                                David M. Bruns
                                                Regina Chi
                                                Ross M. Cohen
                                                David W. Cook
                                                Fred B. Crutchfield
                                                Lee R. Cunningham, II
                                                Alexandre de Bethmann
                                                B. Anthony Delserone, Jr.
Donald T. Ellenberger
                                                Eamonn G. Folan
                                                John T. Gentry
                                                David P. Gilmore
                                                James P. Gordon, Jr.
                                                Curtis R. Gross
                                                Marc Halperin
                                                John W. Harris
                                                Patricia L. Heagy
                                                Susan R. Hill
                                                Nikola A. Ivanov
                                                William R. Jamison
                                                Constantine J. Kartsonas
                                                Nathan H. Kehm
                                                John C. Kerber
                                                J. Andrew Kirschler
                                                Steven Lehman
                                                Marian R. Marinack
                                                Natalie F. Metz
                                                Thomas J. Mitchell
                                                Joseph M. Natoli
                                                John L. Nichol
                                                Mary Kay Pavuk
                                                Jeffrey A. Petro
                                                David R. Powers
                                                Ihab L. Salib
                                                Roberto Sanchez-Dahl, Sr.
                                                Aash M. Shah
                                                John Sidawi
                                                Michael W. Sirianni, Jr.
                                                Christopher Smith
                                                Timothy G. Trebilcock
                                                Leonardo A. Vila
                                                Stephen J. Wagner
                                                Paige M. Wilhelm
                                                Richard M. Winkowski, Jr.
                                                Lori A. Wolff
                                                George B. Wright

Assistant Vice Presidents:                      Lori Andrews
                                                Catherine A. Arendas
                                                Nicholas P. Besh
                                                Hanan Callas
                                                James R. Crea, Jr.
                                                Karol M. Crummie
                                                David Dao
                                                Richard J. Gallo
                                                Kathyrn P. Glass
                                                Igor Golalic
                                                James Grant
                                                Anthony Han
                                                Carol B. Kayworth
                                                Angela A. Kohler
                                                Robert P. Kozlowski
                                                Ted T. Lietz, Sr.
                                                Monica Lugani
                                                Tracey L. Lusk
                                                Ann Manley
                                                Dana Meissner
                                                Theresa K. Miller
                                                Karl Mocharko
                                                Bob Nolte
                                                Daniel Peris
                                                Rae Ann Rice
                                                Jennifer G. Setzenfand
                                                Kyle D. Stewart
                                                Mary Ellen Tesla
                                                Nichlas S. Tripodes
                                                Michael R. Tucker
                                                Mark Weiss

Secretary:                                      G. Andrew Bonnewell

Treasurer:                                      Thomas R. Donahue

Assistant Secretaries:                          Jay S. Neuman

Assistant Treasurer:                            Denis McAuley, III


            The business address of each of the Officers of the investment adviser is Federated Investors Tower, 1001
            Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779. These individuals are also officers of a majority of the investment advisers to the investment companies in the Federated Fund Complex described in Part B of this
            Registration Statement.

Item 27.    Principal Underwriters:

                          (a)   Federated Securities Corp. the
                                Distributor for shares of the
                                Registrant, acts as principal
                                underwriter for the following
                                open-end investment companies,
                                including the Registrant:

                  Cash Trust Series, Inc.; Cash Trust Series II; Federated Adjustable Rate Securities Fund; Federated American Leaders Fund, Inc.; Federated Core Trust; Federated Core Trust II, L.P.; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fixed Income Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated International Series, Inc.; Federated Investment Series Funds, Inc.; Federated Limited Duration Government Fund, Inc.; Federated Managed Allocation Portfolios; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Securities Income Trust; Federated Premier Intermediate Municipal Income Fund; Federated Premier Municipal Income Fund; Federated Short-Term Municipal Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Total Return Government Bond Fund; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated World Investment Series, Inc.; Intermediate Municipal Trust; Edward Jones Money Market Fund; Money Market Obligations Trust; Regions Morgan Keegan Select Funds and SouthTrust Funds.

         (b)

         (1)                        (2)                        (3)
Positions and Offices                                 Positions and Offices
  With Distributor                  Name                 With Registrant
_____________________         _________________       ______________________

Chairman:                     Richard B. Fisher       [Insert Title(s)]

President-Institutional
Sales and Director:           John B. Fisher

Executive Vice
Vice President, Assistant
Secretary and Director:       Thomas R. Donahue

President-Broker/Dealer
And Director:                 James F. Getz

Senior Vice Presidents:       Mark W. Bloss
                              Richard W. Boyd
                              Laura M. Deger
                              Peter W. Eisenbrandt
                              Theodore Fadool, Jr.
                              Christopher Fives
                              James S. Hamilton
                              James M. Heaton
                              H. Joseph Kennedy
                              Amy Michaliszyn
                              Keith Nixon
                              Solon A. Person, IV
                              Ronald M. Petnuch
                              Thomas E. Territ
                              Robert F. Tousignant
                              Paul Uhlman

Vice Presidents:              Irving Anderson
                              Dan Berry
                              John B. Bohnet
                              Edward R. Bozek
                              Jane E. Broeren-Lambesis
                              Brian Burke
                              Craig Burness
                              David J. Callahan
                              Mark Carroll
                              Dan Casey
                              Scott Charlton
                              Steven R. Cohen
                              Mary J. Combs
                              James Conely
                              R. Edmond Connell, Jr.
                              Kevin J. Crenny
                              Daniel T. Culbertson
                              G. Michael Cullen
                              Beth C. Dell
                              Robert J. Deuberry
                              Ron Dorman
                              William C. Doyle
                              Donald C. Edwards
                              Lee England
                              Timothy Franklin
                              Peter J. Germain
                              James F. Getz, Jr.
                              Joseph D. Gibbons
                              J. Todd Glickson
                              G. Tad Gullickson
                              Scott Gundersen
                              Dayna C. Haferkamp
                              Raymond J. Hanley
                              Vincent L. Harper, Jr.
                              Bruce E. Hastings
                              Teresa M. Johnson
                              Christopher L. Johnston
                              William Kastroll
                              Stephen Kittel
                              Michael W. Koenig
                              Ed Koontz
                              Theodore J. Kravits, Jr.
                              Christopher A. Layton
                              Michael H. Liss
                              Michael R. Manning
                              Martin J. McCaffrey
                              Mary A. McCaffrey
                              Richard C. Mihm
                              Chris Milliken
                              Vincent T. Morrow
                              Alec H. Neilly
                              Rebecca Nelson
                              James E. Ostrowski
                              Thomas A. Peter III
                              Raleigh Peters
                              Robert F. Phillips
                              Josh Rasmussen
                              Richard A. Recker
                              Christopher Renwick
                              Brian S. Ronayne
                              Timothy A. Rosewicz
                              Thomas S. Schinabeck
                              Edward J. Segura
                              Peter Siconolfi
                              Edward L. Smith
                              David W. Spears
                              John A. Staley
                              Colin B. Starks
                              Jeffrey A. Stewart
                              Kevin Stutz
                              William C. Tustin
                              G. Walter Whalen
                              Stephen White
                              Patrick M. Wiethorn
                              Edward J. Wojnarowski
                              Michael P. Wolff

Assistant Vice Presidents:    Lisa A. Toma
                              Robert W. Bauman
                              Charles L. Davis, Jr.
                              Brian F. Paluso
                              William Rose

Treasurer:                    Denis McAuley, III

Secretary:                    Stephen A. Keen

Assistant Secretary:          Thomas R. Donahue
                              Peter J. Germain

The business address of each of the Officers of Federated
Securities Corp. is Federated Investors Tower, 1001 Liberty
Avenue, Pittsburgh, Pennsylvania 15222-3779.

         (c)     Not applicable

Item 28.    Location of Accounts and Records:

      All accounts and records required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and Rules
31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Registrant                          Reed Smith LLP
                                    Investment Management
                                    Group (IMG)
                                    Federated Investors Tower
                                    12th Floor
                                    1001 Liberty Avenue
                                    Pittsburgh, PA 15222-3779
                                    (Notices should be sent to the
                                    Agent for Service at above
                                    Address)

                                    5800 Corporate Drive
                                    Pittsburgh, PA  15237-7010

Morgan Keegan & Company             Morgan Keegan Tower
("Transfer Agent and                Fifty Front Street
Dividend Disbursing Agent")         Memphis, TN 38103



Federated Services Company          Federated Investors Tower
("Administrator")                   1001 Liberty Avenue
                                    Pittsburgh, PA  15222-3779

Regions Bank                        P.O. Box 10247
Morgan Asset Management             Birmingham, Alabama 35202
(Advisor and Custodian)

Item 29.    Management Services:          Not applicable.

Item 30.    Undertakings:

            Registrant hereby undertakes to comply with the provisions of Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.



                               SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, REGIONS MORGAN KEEGAN SELECT FUNDS, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 28th day of May, 2004.

                REGIONS MORGAN KEEGAN SELECT FUNDS

                  BY: /s/ Gail C. Jones
                  Gail C. Jones, Assistant Secretary
                  May 28, 2004

    Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

            NAME                    TITLE                   DATE

By: /s/Gail C. Jones              Attorney In Fact    May 28, 2004
    Gail C. Jones                 For the Persons
    ASSISTANT SECRETARY           Listed Below


    NAME                            TITLE

Allen B. Morgan, Jr.*             Chairman and Trustee

Carter E. Anthony*                President and
                                  Chief Executive Officer
                                  (Principal Executive Officer)

Charles D. Maxwell                Secretary and
                                  Assistant Treasurer

Joseph C. Weller*                 Treasurer
                                  (Principal Financial Officer)

Thomas R. Gamble                  Vice President

J. Kenneth Alderman*              Trustee

William Jefferies Mann*           Trustee

James Stillman R. McFadden*       Trustee

W. Randall Pittman*               Trustee

Mary S. Stone*                    Trustee

Archie W. Willis, III*            Trustee

James D. Witherington, Jr.*       Trustee


* By Power of Attorney